OTHER BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2020
OTHER BORROWINGS
Schedule of payment obligation for remaining borrowing term

Total borrowing balance as of September 30, 2020	690,031
Less: current portion of payment obligation	(420,741)
Long term payable as of September 30, 2020	$269,290